14. Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

In August 2013, the Company entered into an agreement to lease office and laboratory space in Lexington, Massachusetts under an operating lease with a commencement date of January 1, 2014 and a termination date of January 31, 2019. With the execution of this lease, the Company is required to maintain a $66,000 letter of credit as a security deposit. In connection with the Lexington lease, the Company recorded $83,473 as prepaid rent as of March 31, 2016, with $54,012 recorded as a non-current asset. The Company also incurred a liability of $89,074 with respect to the Company’s contribution to the landlord’s leasehold improvements, of which $52,151 is outstanding as of March 31, 2016, with $34,146 recorded as a non-current liability, respectively. This liability is repayable as additional rent expense over the term of the lease and bears interest at 6%. The Company also leased office space in London, UK during 2014, however the lease was terminated in March 2015 in accordance with the terms of the lease.

Lease

In August 2013, the Company entered into an agreement to lease office and laboratory space in Lexington, Massachusetts under an operating lease with a commencement date of January 1, 2014 and a termination date of January 31, 2019. With the execution of this lease, the Company is required to maintain a $66,000 letter of credit as a security deposit, which is classified as a current asset within the consolidated balance sheet. In connection with the Lexington lease, the Company recorded $90,838 as prepaid rent as of December 31, 2015, with $61,377 recorded as a non-current asset. The Company also incurred a liability of $89,074 with respect to the Company’s contribution to the landlord’s leasehold improvements, of which $56,538 is outstanding as of December 31, 2015, with $38,791 recorded as a non-current liability. This liability is repayable as additional rent expense over the term of the lease and bears interest at 6%. In addition, the Company leased office space in London, U.K. during 2014 and 2015. The U.K. lease was terminated in March 2015 in accordance with the terms of the lease.

The Company’s contractual commitments under all non-cancelable operating leases as of December 31, 2015 are as follows:

As of December 31,	Total Operating Leases
2016	$98,645
2017	102,604
2018	106,563
2019	8,908
Total minimum lease payments	$316,720

Rent expense is calculated on a straight-line basis over the term of the lease. Rent expense under the Company’s operating leases was $134,875 and $172,821 for the years ended December 31, 2015 and 2014, respectively.

Employment Agreements

The Company has contingent bonus compensation agreements with certain of the Company’s employees. The bonuses become payable upon the achievement of certain capital raise and stock listing metrics. The amount of contingent bonuses that may be paid out in future periods is a range of approximately $380,000 to $680,000 as of December 31, 2015.